Disclosure of information on segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating income
Net sale of goods	$ 1,223,942	$ 1,015,670	$ 846,269
Net sale of services	29,697	28,782	50,839
Royalty income	20,739	24,339	32,414
Total operating income	1,274,378	1,068,791	929,522
Operating costs
Cost of sales	(980,254)	(824,973)	(922,572)
Cost of services	(12,954)	(10,754)	(59,612)
Exploration in operating units	94,928	96,149	89,699
Depreciation and amortization	(213,722)	(192,647)	(232,583)
Mining royalties	(31,217)	(27,611)	27,188
Total operating costs	(980,254)	(824,973)	(922,572)
Gross profit (loss)	294,124	243,818	6,950
Operating expenses, net
Administrative expenses	83,597	81,692	84,372
Exploration in non-operating areas	18,262	26,589	30,610
Selling expenses	(24,088)	(21,733)	(19,365)
Impairment loss of long-lived assets	21,620	0	3,803
Provision for contingencies and others	13,879	565	395
Write-off of stripping activity asset	13,573	0	0
Other, net	(13,589)	18,957	(5,340)
Total operating expenses, net	188,608	111,622	143,885
Operating profit (loss)	105,516	132,196	(136,935)
Other income (expense),net
Share in the results of associates under equity method	13,207	(365,321)	(173,375)
Finance income	5,517	6,830	11,026
Net gain (loss) from currency exchange difference	2,928	2,638	(13,693)
Finance costs	34,623	31,580	27,572
Total other income (expenses), net	(12,971)	(387,433)	(203,614)
Profit (loss) before income tax	92,545	(255,237)	(340,549)
Income tax	18,012	53,504	14,763
Profit (loss) from continued operations	74,533	(308,741)	(355,312)
Loss from discontinued operations, see note 1(e)	(10,098)	(19,073)	(20,233)
Net loss	64,435	(327,814)	(375,545)
Total assets	4,332,813	4,266,415	4,547,181
Total liability	1,269,186	1,219,202	1,157,945
Other segment information
Investment in associates	1,536,887	1,536,607	2,043,983
Additions to mining concessions, development costs, property, plant and equipment	259,507	366,834	211,286
Exploration and development mining projects [Member]
Operating income
Net sale of goods	0	0	0
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income			0
Operating costs
Cost of sales	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	(27)	(17)
Mining royalties	0	0	0
Total operating costs	0	(27)	(17)
Gross profit (loss)	0	(27)	(17)
Operating expenses, net
Administrative expenses	(1,604)	(3,750)	(1,275)
Exploration in non-operating areas	(2,771)	(9,585)	(3,241)
Selling expenses	0	0	0
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	(4,657)	(1,399)	0
Write-off of stripping activity asset	0
Other, net	(94)	2,180	(1,251)
Total operating expenses, net	(9,126)	(12,554)	(5,767)
Operating profit (loss)	(9,126)	(12,581)	(5,784)
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	0	0	0
Net gain (loss) from currency exchange difference	537	505	(1,734)
Finance costs	(131)	(163)	(52)
Total other income (expenses), net	406	342	(1,786)
Profit (loss) before income tax	(8,720)	(12,239)	(7,570)
Income tax	0	(245)	0
Profit (loss) from continued operations	(8,720)	(12,484)	(7,570)
Total assets	342,759	330,169	303,484
Total liability	14,527	14,831	4,590
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	13,733	25,450	26,740
Construction and engineering [Member]
Operating income
Net sale of goods	0	0	0
Net sale of services	10,603	12,633	48,758
Royalty income	0	0	0
Total operating income	10,603	12,633	48,758
Operating costs
Cost of sales	0	0	0
Cost of services	(9,393)	(9,732)	(48,544)
Exploration in operating units	0	0	0
Depreciation and amortization	(129)	(253)	(850)
Mining royalties	0	0	0
Total operating costs	(9,522)	(9,985)	(49,394)
Gross profit (loss)	1,081	2,648	(636)
Operating expenses, net
Administrative expenses	(3,606)	(4,492)	(7,859)
Exploration in non-operating areas	0	0	0
Selling expenses	0	0	0
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	100	(286)	0
Write-off of stripping activity asset	0
Other, net	1,129	2,198	7,417
Total operating expenses, net	(2,377)	(2,580)	(442)
Operating profit (loss)	(1,296)	68	(1,078)
Other income (expense),net
Share in the results of associates under equity method	0	0	6,561
Finance income	0	8	182
Net gain (loss) from currency exchange difference	105	5	(1,393)
Finance costs	(370)	(545)	(1,413)
Total other income (expenses), net	(265)	(532)	3,937
Profit (loss) before income tax	(1,561)	(464)	2,859
Income tax	(400)	(178)	(4,386)
Profit (loss) from continued operations	(1,961)	(642)	(1,527)
Total assets	14,004	22,481	31,463
Total liability	5,153	11,647	29,599
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	3	27	527
Energy generation and transmission [Member]
Operating income
Net sale of goods	0	0	0
Net sale of services	60,639	57,312	48,339
Royalty income	0	0	0
Total operating income	60,639	57,312	48,339
Operating costs
Cost of sales	0	0	0
Cost of services	(25,556)	(25,250)	(20,767)
Exploration in operating units	0	0	0
Depreciation and amortization	(9,651)	(10,904)	(10,260)
Mining royalties	0	0	0
Total operating costs	(35,207)	(36,154)	(31,027)
Gross profit (loss)	25,432	21,158	17,312
Operating expenses, net
Administrative expenses	(2,423)	(2,450)	(3,422)
Exploration in non-operating areas	0	0	0
Selling expenses	(1,264)	(1,124)	(806)
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	312	(467)	(472)
Write-off of stripping activity asset	0
Other, net	(94)	10,994	167
Total operating expenses, net	(3,469)	6,953	(4,533)
Operating profit (loss)	21,963	28,111	12,779
Other income (expense),net
Share in the results of associates under equity method	8,573	4,579	478
Finance income	139	820	23
Net gain (loss) from currency exchange difference	294	(138)	(1,586)
Finance costs	(10,354)	(10,564)	(8,817)
Total other income (expenses), net	(1,348)	(5,303)	(9,902)
Profit (loss) before income tax	20,615	22,808	2,877
Income tax	(3,491)	(9,224)	(3,887)
Profit (loss) from continued operations	17,124	13,584	(1,010)
Total assets	360,610	379,964	393,318
Total liability	205,247	222,324	235,695
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	852	4,236	6,159
Insurance brokerage [Member]
Operating income
Net sale of goods	0	0	0
Net sale of services	14,377	12,675	11,929
Royalty income	0	0	0
Total operating income	14,377	12,675	11,929
Operating costs
Cost of sales	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	14,377	12,675	11,929
Operating expenses, net
Administrative expenses	(12,288)	(12,245)	(11,296)
Exploration in non-operating areas	0	0	0
Selling expenses	0	0	0
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	0	0	0
Write-off of stripping activity asset	0
Other, net	(4)	0	(4)
Total operating expenses, net	(12,292)	(12,245)	(11,300)
Operating profit (loss)	2,085	430	629
Other income (expense),net
Share in the results of associates under equity method	0	(9)	2
Finance income	1	12	13
Net gain (loss) from currency exchange difference	(75)	426	(165)
Finance costs	(6)	(10)	(21)
Total other income (expenses), net	(80)	419	(171)
Profit (loss) before income tax	2,005	849	458
Income tax	(742)	(245)	(299)
Profit (loss) from continued operations	1,263	604	159
Total assets	9,004	6,226	5,979
Total liability	4,616	3,102	3,457
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	14	39	85
Rental of mining concessions [Member]
Operating income
Net sale of goods	0	0	0
Net sale of services	0	0	0
Royalty income	20,739	24,339	32,414
Total operating income	20,739	24,339	32,414
Operating costs
Cost of sales	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	(16)	(54)
Mining royalties	0	0	0
Total operating costs	0	(16)	(54)
Gross profit (loss)	20,739	24,323	32,360
Operating expenses, net
Administrative expenses	(90)	(112)	(106)
Exploration in non-operating areas	0	0	0
Selling expenses	0	0	0
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	0	0	0
Write-off of stripping activity asset	0
Other, net	(1)	11	0
Total operating expenses, net	(91)	(101)	(106)
Operating profit (loss)	20,648	24,222	32,254
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	7	0	0
Net gain (loss) from currency exchange difference	(41)	(93)	45
Finance costs	(2)	(2)	(4)
Total other income (expenses), net	(36)	(95)	41
Profit (loss) before income tax	20,612	24,127	32,295
Income tax	(6,044)	(6,761)	(9,186)
Profit (loss) from continued operations	14,568	17,366	23,109
Total assets	6,611	7,439	9,397
Total liability	2,378	2,684	3,508
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	0	0	0
Holding of investment in shares [Member]
Operating income
Net sale of goods	0	0	0
Net sale of services	615	615	0
Royalty income	0	0	0
Total operating income	615	615	0
Operating costs
Cost of sales	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	(221)	(226)
Mining royalties	0	0	0
Total operating costs	0	(221)	(226)
Gross profit (loss)	615	394	(226)
Operating expenses, net
Administrative expenses	(413)	(227)	(209)
Exploration in non-operating areas	0	0	0
Selling expenses	0	0	0
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	0	0	0
Write-off of stripping activity asset	0
Other, net	0	(16)	793
Total operating expenses, net	(413)	(243)	584
Operating profit (loss)	202	151	358
Other income (expense),net
Share in the results of associates under equity method	(66,187)	(448,017)	(187,269)
Finance income	1	4	0
Net gain (loss) from currency exchange difference	(4)	5	4
Finance costs	(2)	(14)	(1)
Total other income (expenses), net	(66,192)	(448,022)	(187,266)
Profit (loss) before income tax	(65,990)	(447,871)	(186,908)
Income tax	(38)	0	(87)
Profit (loss) from continued operations	(66,028)	(447,871)	(186,995)
Total assets	988,841	427,439	997,835
Total liability	414	148	2,831
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	0	0	1,205
Industrial activities [Member]
Operating income
Net sale of goods	6,317	5,982	3,649
Net sale of services	19,658	19,507	13,399
Royalty income	0	0	0
Total operating income	25,975	25,489	17,048
Operating costs
Cost of sales	(6,043)	(2,962)	0
Cost of services	(9,354)	(8,723)	(16,820)
Exploration in operating units	0	0	0
Depreciation and amortization	(11,134)	(10,968)	(9,545)
Mining royalties	0	0	0
Total operating costs	(26,531)	(22,653)	(26,365)
Gross profit (loss)	(556)	2,836	(9,317)
Operating expenses, net
Administrative expenses	(1,203)	(635)	(654)
Exploration in non-operating areas	0	0	0
Selling expenses	(775)	(1,154)	(1,411)
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	0	0	0
Write-off of stripping activity asset	0
Other, net	216	546	98
Total operating expenses, net	(1,762)	(1,243)	(1,967)
Operating profit (loss)	(2,318)	1,593	(11,284)
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	79	1	0
Net gain (loss) from currency exchange difference	497	222	(2,162)
Finance costs	(941)	(962)	(842)
Total other income (expenses), net	(365)	(739)	(3,004)
Profit (loss) before income tax	(2,683)	854	(14,288)
Income tax	1,818	461	584
Profit (loss) from continued operations	(865)	1,315	(13,704)
Total assets	109,669	120,038	118,012
Total liability	20,245	29,751	31,479
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	459	3,719	2,140
Corporates [Member]
Operating income
Net sale of goods	34,650	191,075	168,667
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	34,650	191,075	168,667
Operating costs
Cost of sales	(34,029)	(190,041)	(169,236)
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	(986)	(1,027)
Mining royalties	0	0	(1)
Total operating costs	(34,029)	(191,027)	(170,264)
Gross profit (loss)	621	48	(1,597)
Operating expenses, net
Administrative expenses	443	(12,083)	(11,370)
Exploration in non-operating areas	(5,052)	(4,129)	(5,685)
Selling expenses	(167)	(115)	(3)
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	378	1,088	77
Write-off of stripping activity asset	0
Other, net	(2,012)	8,081	6,252
Total operating expenses, net	(6,410)	(7,158)	(10,729)
Operating profit (loss)	(5,789)	(7,110)	(12,326)
Other income (expense),net
Share in the results of associates under equity method	21,194	(370,381)	(268,463)
Finance income	5,614	7,480	10,785
Net gain (loss) from currency exchange difference	1,365	2,223	(2,287)
Finance costs	(8,980)	(5,156)	(4,043)
Total other income (expenses), net	19,193	(365,834)	(264,008)
Profit (loss) before income tax	13,404	(372,944)	(276,334)
Income tax	(9,052)	(22,409)	(5,975)
Profit (loss) from continued operations	4,352	(395,353)	(282,309)
Total assets	1,931,224	2,593,838	3,067,988
Total liability	425,413	556,172	465,244
Other segment information
Investment in associates	1,536,887	1,536,607	2,043,983
Additions to mining concessions, development costs, property, plant and equipment	393	1,018	0
Ucchuchacua [Member]
Operating income
Net sale of goods	272,334	240,470	166,055
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	272,334	240,470	166,055
Operating costs
Cost of sales	(143,288)	(118,561)	(126,728)
Cost of services	0	0	0
Exploration in operating units	(27,068)	(31,406)	(27,784)
Depreciation and amortization	(23,899)	(18,541)	(15,767)
Mining royalties	(2,280)	(1,687)	(1,142)
Total operating costs	(196,535)	(170,195)	(171,421)
Gross profit (loss)	75,799	70,275	(5,366)
Operating expenses, net
Administrative expenses	(19,473)	(13,265)	(10,739)
Exploration in non-operating areas	(2,676)	0	0
Selling expenses	(6,078)	(4,632)	(3,552)
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	(7,040)	1,121	0
Write-off of stripping activity asset	0
Other, net	(1,799)	1,144	1,836
Total operating expenses, net	(37,066)	(15,632)	(12,455)
Operating profit (loss)	38,733	54,643	(17,821)
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	0	3	5
Net gain (loss) from currency exchange difference	31	(203)	539
Finance costs	(285)	(379)	(195)
Total other income (expenses), net	(254)	(579)	349
Profit (loss) before income tax	38,479	54,064	(17,472)
Income tax	(1,101)	(1,814)	(518)
Profit (loss) from continued operations	37,378	52,250	(17,990)
Total assets	146,464	105,950	86,961
Total liability	49,723	35,148	16,663
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	18,127	28,899	20,245
Orcopampa [Member]
Operating income
Net sale of goods	256,960	244,745	254,118
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	256,960	244,745	254,118
Operating costs
Cost of sales	(115,574)	(97,325)	(112,707)
Cost of services	0	0	0
Exploration in operating units	(38,820)	(45,111)	(41,705)
Depreciation and amortization	(8,846)	(11,403)	(17,313)
Mining royalties	(22,436)	(21,482)	(23,877)
Total operating costs	(185,676)	(175,321)	(195,602)
Gross profit (loss)	71,284	69,424	58,516
Operating expenses, net
Administrative expenses	(18,281)	(13,810)	(16,698)
Exploration in non-operating areas	0	0	0
Selling expenses	(1,016)	(1,075)	(851)
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	(1)	(110)	0
Write-off of stripping activity asset	0
Other, net	(715)	874	(1,182)
Total operating expenses, net	(20,013)	(14,121)	(18,731)
Operating profit (loss)	51,271	55,303	39,785
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	0	3	5
Net gain (loss) from currency exchange difference	(63)	(59)	461
Finance costs	(354)	(197)	(235)
Total other income (expenses), net	(417)	(253)	231
Profit (loss) before income tax	50,854	55,050	40,016
Income tax	(1,085)	(1,895)	(602)
Profit (loss) from continued operations	49,769	53,155	39,414
Total assets	54,114	46,085	51,746
Total liability	42,242	26,536	14,817
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	12,674	3,451	8,198
Julcani [Member]
Operating income
Net sale of goods	42,785	54,666	50,254
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	42,785	54,666	50,254
Operating costs
Cost of sales	(31,190)	(23,633)	(26,725)
Cost of services	0	0	0
Exploration in operating units	(13,009)	(11,069)	(12,699)
Depreciation and amortization	(8,122)	(6,756)	(11,349)
Mining royalties	(354)	(381)	(337)
Total operating costs	(52,675)	(41,839)	(51,110)
Gross profit (loss)	(9,890)	12,827	(856)
Operating expenses, net
Administrative expenses	(2,878)	(4,582)	(3,623)
Exploration in non-operating areas	0	0	0
Selling expenses	(605)	(845)	(1,055)
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	(460)	(630)	0
Write-off of stripping activity asset	0
Other, net	(1,403)	74	(125)
Total operating expenses, net	(5,346)	(5,983)	(4,803)
Operating profit (loss)	(15,236)	6,844	(5,659)
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	0	1	2
Net gain (loss) from currency exchange difference	(75)	(61)	378
Finance costs	(106)	(87)	(152)
Total other income (expenses), net	(181)	(147)	228
Profit (loss) before income tax	(15,417)	6,697	(5,431)
Income tax	(153)	(424)	(140)
Profit (loss) from continued operations	(15,570)	6,273	(5,571)
Total assets	20,922	25,118	27,228
Total liability	18,099	19,733	6,538
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	1,951	759	1,323
Mallay [Member]
Operating income
Net sale of goods	36,736	46,741	32,018
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	36,736	46,741	32,018
Operating costs
Cost of sales	(22,783)	(23,392)	(20,709)
Cost of services	0	0	0
Exploration in operating units	(5,617)	(7,960)	(7,539)
Depreciation and amortization	(3,568)	(11,393)	(15,439)
Mining royalties	(333)	(314)	(234)
Total operating costs	(32,301)	(43,059)	(43,921)
Gross profit (loss)	4,435	3,682	(11,903)
Operating expenses, net
Administrative expenses	(2,931)	(2,708)	(2,080)
Exploration in non-operating areas	0	0	0
Selling expenses	(1,045)	(1,549)	(1,424)
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	(139)	49	0
Write-off of stripping activity asset	0
Other, net	(359)	(372)	(67)
Total operating expenses, net	(4,474)	(4,580)	(3,571)
Operating profit (loss)	(39)	(898)	(15,474)
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	0	0	0
Net gain (loss) from currency exchange difference	(11)	(46)	75
Finance costs	(72)	(41)	(108)
Total other income (expenses), net	(83)	(87)	(33)
Profit (loss) before income tax	(122)	(985)	(15,507)
Income tax	(124)	(365)	(78)
Profit (loss) from continued operations	(246)	(1,350)	(15,585)
Total assets	18,923	16,958	24,279
Total liability	6,092	7,302	2,803
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	1,796	2,729	2,259
Colquijirca [Member]
Operating income
Net sale of goods	322,653	230,611	171,294
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	322,653	230,611	171,294
Operating costs
Cost of sales	(193,874)	(178,231)	(158,804)
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	(57,199)	(53,637)	(45,752)
Mining royalties	(3,317)	(2,726)	0
Total operating costs	(254,390)	(234,594)	(204,556)
Gross profit (loss)	68,263	(3,983)	(33,262)
Operating expenses, net
Administrative expenses	(13,061)	(11,802)	(19,181)
Exploration in non-operating areas	(1,976)	(1,939)	(2,366)
Selling expenses	(10,914)	(10,650)	(9,056)
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	0	0	0
Write-off of stripping activity asset	(13,573)
Other, net	(2,922)	276	(2,657)
Total operating expenses, net	(42,446)	(24,115)	(33,260)
Operating profit (loss)	25,817	(28,098)	(66,522)
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	179	256	154
Net gain (loss) from currency exchange difference	310	(270)	(3,832)
Finance costs	(12,017)	(12,554)	(10,096)
Total other income (expenses), net	(11,528)	(12,568)	(13,774)
Profit (loss) before income tax	14,289	(40,666)	(80,296)
Income tax	(3,903)	7,851	4,109
Profit (loss) from continued operations	10,386	(32,815)	(76,187)
Total assets	792,594	763,092	739,941
Total liability	388,899	353,184	364,455
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	61,060	51,289	37,571
La Zanja [Member]
Operating income
Net sale of goods	165,319	178,922	161,007
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	165,319	178,922	161,007
Operating costs
Cost of sales	(102,474)	(80,873)	(106,750)
Cost of services	0	0	0
Exploration in operating units	(871)	(603)	(41)
Depreciation and amortization	(48,385)	(67,542)	(104,984)
Mining royalties	(1,499)	(1,021)	(1,597)
Total operating costs	(153,229)	(150,039)	(213,372)
Gross profit (loss)	12,090	28,883	(52,365)
Operating expenses, net
Administrative expenses	(2,814)	(1,980)	(2,251)
Exploration in non-operating areas	(2,870)	(4,619)	(8,954)
Selling expenses	(881)	(938)	(1,207)
Impairment loss of long-lived assets	(21,620)	0	(3,803)
Provision for contingencies and others	(1,370)	0	0
Write-off of stripping activity asset	0
Other, net	(970)	4,237	(687)
Total operating expenses, net	(30,525)	(3,300)	(16,902)
Operating profit (loss)	(18,435)	25,583	(69,267)
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	670	87	16
Net gain (loss) from currency exchange difference	48	65	(1,973)
Finance costs	(1,919)	(2,614)	(3,684)
Total other income (expenses), net	(1,201)	(2,462)	(5,641)
Profit (loss) before income tax	(19,636)	23,121	(74,908)
Income tax	6,841	(18,256)	5,702
Profit (loss) from continued operations	(12,795)	4,865	(69,206)
Total assets	190,310	246,106	220,331
Total liability	87,008	129,689	106,846
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	17,326	14,995	27,741
Tambomayo [Member]
Operating income
Net sale of goods	118,966	0	0
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	118,966	0	0
Operating costs
Cost of sales	(53,555)	0	0
Cost of services	0	0	0
Exploration in operating units	(9,543)	0	0
Depreciation and amortization	(42,789)	0	0
Mining royalties	(998)	0	0
Total operating costs	(106,885)	0	0
Gross profit (loss)	12,081	0	0
Operating expenses, net
Administrative expenses	(9,139)	(3,274)	(169)
Exploration in non-operating areas	(3,214)	(7,517)	(12,651)
Selling expenses	(1,387)	0	0
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	(1,002)	69	0
Write-off of stripping activity asset	0
Other, net	(175)	421	156
Total operating expenses, net	(14,917)	(10,301)	(12,664)
Operating profit (loss)	(2,836)	(10,301)	(12,664)
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	0	0	0
Net gain (loss) from currency exchange difference		57	(63)
Finance costs	(372)	(137)	(163)
Total other income (expenses), net	(362)	(80)	(226)
Profit (loss) before income tax	(3,198)	(10,381)	(12,890)
Income tax	(538)	0	0
Gain on business combination	10
Profit (loss) from continued operations	(3,736)		(12,890)
Total assets	538,057	415,341	168,835
Total liability	32,501	582	9,100
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	131,119	230,223	77,093
Operating segments [member]
Operating income
Net sale of goods	5,308,617	4,537,432	3,331,200
Net sale of services	127,762	120,455	133,050
Royalty income	20,739	24,339	32,414
Total operating income	5,457,118	4,682,226	3,496,664
Operating costs
Cost of sales	(3,338,987)	(3,101,711)	(2,439,948)
Cost of services	(46,365)	(46,656)	(88,655)
Exploration in operating units	(94,928)	(96,149)	(89,768)
Depreciation and amortization	(213,722)	(192,647)	(232,583)
Mining royalties	(31,217)	(27,611)	(27,188)
Total operating costs	(3,725,219)	(3,464,774)	(2,878,142)
Gross profit (loss)	1,731,899	1,217,452	618,522
Operating expenses, net
Administrative expenses	(98,350)	(100,339)	(119,442)
Exploration in non-operating areas	(18,559)	(27,789)	(32,897)
Selling expenses	(170,669)	(158,296)	(80,225)
Impairment loss of long-lived assets	(21,620)	(889,499)	(4,475)
Provision for contingencies and others	(13,879)	(565)	(395)
Write-off of stripping activity asset	(13,573)
Other, net	(332,128)	(114,855)	(97,935)
Total operating expenses, net	(668,778)	(1,291,343)	(335,369)
Operating profit (loss)	1,063,121	(73,891)	283,153
Other income (expense),net
Share in the results of associates under equity method	(36,420)	(813,828)	(448,691)
Finance income	18,091	11,799	12,393
Net gain (loss) from currency exchange difference	19,678	(3,363)	(91,014)
Finance costs	(279,893)	(130,584)	(68,621)
Total other income (expenses), net	(278,544)	(935,976)	(595,933)
Profit (loss) before income tax	784,577	(1,009,867)	(312,780)
Income tax	(534,443)	(387,606)	(693,587)
Profit (loss) from continued operations	250,134	(1,397,473)	(1,006,367)
Total assets	15,614,979	15,522,247	17,303,094
Total liability	5,315,362	5,500,328	5,451,667
Other segment information
Investment in associates	1,536,887	1,536,607	2,043,983
Additions to mining concessions, development costs, property, plant and equipment	259,507	366,834	211,286
Elimination of intersegment amounts [member]
Operating income
Net sale of goods	(4,084,675)	(3,521,762)	(2,484,931)
Net sale of services	(98,065)	(91,673)	(82,211)
Royalty income	0	0	0
Total operating income	(4,182,740)	(3,613,435)	(2,567,142)
Operating costs
Cost of sales	2,711,554	2,603,899	1,926,458
Cost of services	33,411	35,902	29,043
Exploration in operating units	0	0	69
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	2,744,965	2,639,801	1,955,570
Gross profit (loss)	(1,437,775)	(973,634)	(611,572)
Operating expenses, net
Administrative expenses	14,753	18,647	35,070
Exploration in non-operating areas	297	1,200	2,287
Selling expenses	146,581	136,563	60,860
Impairment loss of long-lived assets	0	889,499	672
Provision for contingencies and others	0	0	0
Write-off of stripping activity asset	0
Other, net	318,539	133,812	92,595
Total operating expenses, net	480,170	1,179,721	191,484
Operating profit (loss)	(957,605)	206,087	(420,088)
Other income (expense),net
Share in the results of associates under equity method	49,627	448,507	275,316
Finance income	(12,574)	(4,969)	(1,367)
Net gain (loss) from currency exchange difference	(16,750)	6,001	77,321
Finance costs	245,270	99,004	41,049
Total other income (expenses), net	265,573	548,543	392,319
Profit (loss) before income tax	(692,032)	754,630	(27,769)
Income tax	516,431	334,102	678,824
Profit (loss) from continued operations	(175,601)	1,088,732	651,055
Total assets	(11,282,166)	(11,255,832)	(12,755,913)
Total liability	(4,046,176)	(4,281,126)	(4,293,722)
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	0	0	0
Minera Yanacocha S.R.L. [Member]
Operating income
Net sale of goods	645,176	761,193	1,031,174
Net sale of services	21,870	17,713	10,625
Royalty income	0	0	0
Total operating income	667,046	778,906	1,041,799
Operating costs
Cost of sales	(746,918)	(776,394)	(751,736)
Cost of services	(2,062)	(2,951)	(2,524)
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	(748,980)	(728,691)	(754,260)
Gross profit (loss)	(81,934)	50,215	287,539
Operating expenses, net
Administrative expenses	(4,760)	(8,780)	(26,325)
Exploration in non-operating areas	0	0	0
Selling expenses	(3,922)	(3,695)	(3,534)
Impairment loss of long-lived assets	0	(889,499)	0
Provision for contingencies and others	0	0	0
Write-off of stripping activity asset	0
Other, net	(63,512)	(122,151)	(82,846)
Total operating expenses, net	(72,194)	(1,024,125)	(112,705)
Operating profit (loss)	(154,128)	(973,910)	174,834
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	5,831	2,132	673
Net gain (loss) from currency exchange difference	3,636	(13,741)	(251)
Finance costs	(23,766)	(15,107)	(22,734)
Total other income (expenses), net	(14,299)	(26,716)	(22,312)
Profit (loss) before income tax	(168,427)	(1,000,626)	152,522
Income tax	(7,026)	(43,126)	(602,717)
Profit (loss) from continued operations	(175,453)	(1,043,752)	(450,195)
Net loss	(175,454)	(1,043,752)	(450,195)
Total assets	2,019,332	2,045,825	2,965,430
Total liability	1,360,217	1,160,102	736,605
Other segment information
Investment in associates	324,861	402,866	0
Additions to mining concessions, development costs, property, plant and equipment	0	0	0
Sociedad Minera Cerro Verde S.A.A. [Member]
Operating income
Net sale of goods	3,202,931	2,384,154	1,115,617
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	3,202,931	2,384,154	1,115,617
Operating costs
Cost of sales	(1,768,238)	(1,553,040)	(862,004)
Cost of services	144,829	100,897	95,087
Exploration in operating units	0	0	0
Depreciation and amortization	456,467	472,997	244,477
Mining royalties	0	0	0
Total operating costs	(1,768,238)	(1,553,040)	(862,004)
Gross profit (loss)	1,434,693	831,114	253,613
Operating expenses, net
Administrative expenses	0	0	0
Exploration in non-operating areas	0	0	0
Selling expenses	(141,669)	(131,391)	(56,215)
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	0	0	0
Write-off of stripping activity asset	0
Other, net	(258,826)	(24,107)	(26,600)
Total operating expenses, net	(400,495)	(155,498)	(82,815)
Operating profit (loss)	1,034,198	675,616	170,798
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	5,350	954	512
Net gain (loss) from currency exchange difference	13,288	7,857	(75,770)
Finance costs	(216,912)	(80,438)	(16,010)
Total other income (expenses), net	(198,274)	(71,627)	(91,268)
Profit (loss) before income tax	835,924	603,989	79,530
Income tax	(486,043)	(263,082)	(46,246)
Profit (loss) from continued operations	349,881	340,907	33,284
Net loss	349,881,000	340,907,000	33,284,000
Total assets	7,691,007	7,635,623	7,852,692
Total liability	2,501,845	2,796,342	3,354,318
Other segment information
Investment in associates	0	0	0
Additions to mining concessions, development costs, property, plant and equipment	0	0	0
Compania Minera Coimolache S.A. [Member]
Operating income
Net sale of goods	203,790	198,873	177,347
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	203,790	198,873	177,347
Operating costs
Cost of sales	(121,021)	(107,913)	(104,549)
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	(121,021)	(107,913)	(104,549)
Gross profit (loss)	82,769	90,960	72,798
Operating expenses, net
Administrative expenses	(3,829)	(4,144)	(2,185)
Exploration in non-operating areas	0	0	0
Selling expenses	(946)	(1,128)	(1,111)
Impairment loss of long-lived assets	0	0	(672)
Provision for contingencies and others	0	0
Write-off of stripping activity asset	0
Other, net	(587)	755	765
Total operating expenses, net	(5,362)	(4,517)	(3,203)
Operating profit (loss)	77,407	86,443	69,595
Other income (expense),net
Share in the results of associates under equity method	0	0	0
Finance income	220	38	23
Net gain (loss) from currency exchange difference	(174)	(117)	(1,300)
Finance costs	(3,304)	(1,614)	(51)
Total other income (expenses), net	(3,258)	(1,693)	(1,328)
Profit (loss) before income tax	74,149	84,750	68,267
Income tax	(23,362)	(27,894)	(29,861)
Profit (loss) from continued operations	50,787	56,856	38,406
Net loss	50,787	56,856	38,406
Total assets	380,534	334,555	238,175
Total liability	150,743	131,051	63,119
Other segment information
Investment in associates	86,183	74,734	0
Additions to mining concessions, development costs, property, plant and equipment	$ 0	$ 0	$ 0